Inventory (Tables)	3 Months Ended
Mar. 31, 2018
Inventory Disclosure [Abstract]
Schedule of Inventory
As of March 31, 2018 and December 31, 2017, inventory consisted of the following (in millions):

	March 31,	December 31,
	2018	2017
Natural gas	$16	$17
LNG	14	26
Materials and other	53	52
Total inventory	$83	$95